Financial Instruments (Details 18) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payroll Loan Installments [Member]
IfrsStatementLineItems [Line Items]
Fixed rate reference value	R$ 1,434,166	R$ 16,700
Fixed rate curve value	1,534,071	16,798
Fixed rate market value adjustment	16,766	21
Fixed rate fair value	1,550,837	16,819
Market risk hedge futures curve value	4,900,444
Market risk hedge futures reference value	4,818,641
Market risk hedge futures market value adjustment	(3,433)
Market risk hedge futures fair value	4,897,011
Swaps [Member]
IfrsStatementLineItems [Line Items]
Fixed rate reference value	1,434,166	16,700
Fixed rate curve value	1,534,071	16,798
Fixed rate market value adjustment	16,766	21
Fixed rate fair value	1,550,837	16,819
Fair value hedge currency reference value	214,205	476,463
Fair value hedge currency curve value	211,902	482,164
Fair value hedge currency market value adjustment	(563)	(2,061)
Fair value hedge currency fair value	211,339	480,103
Market risk hedge reference value	2,461,313
Market risk hedge futures curve value	2,602,421
Market risk hedge market value adjustment	(12,155)
Market risk hedge fair value	2,590,267
Foreign Borrowing [Member]
IfrsStatementLineItems [Line Items]
Fair value hedge currency reference value	214,205	476,463
Fair value hedge currency curve value	211,902	482,164
Fair value hedge currency market value adjustment	(563)	(2,061)
Fair value hedge currency fair value	211,339	R$ 480,103
Variable Rate C D Bs I P C A [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	2,466,353
Market risk hedge futures curve value	2,607,784
Market risk hedge market value adjustment	(11,099)
Market risk hedge fair value	2,596,685
Fixed Rate C D Bs [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	1,714,839
Market risk hedge futures curve value	1,843,760
Market risk hedge market value adjustment	8,784
Market risk hedge fair value	1,852,544
Market risk hedge pre futures reference value	451,132
Market risk hedge pre futures curve value	457,136
Market risk hedge pre futures market value adjustment	398
Market risk hedge pre futures fair value	457,534
Swaps Assets [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	1,714,839
Market risk hedge futures curve value	1,883,514
Market risk hedge market value adjustment	8,903
Market risk hedge fair value	1,892,417
Investment C E T Es [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	383,496
Reference value	111,022
Present value	118,168
N D F Liabilities [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	396,086
Reference value	116,065
Present value	114,101
Investment I C O [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	1,000,000
Market risk hedge futures curve value	1,067,661
Market risk hedge market value adjustment	(112)
Market risk hedge fair value	1,067,549
Swap Liabilities [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge reference value	1,001,068
Market risk hedge futures curve value	1,067,732
Market risk hedge market value adjustment	(53)
Market risk hedge fair value	1,067,679
D I Futures [Member]
IfrsStatementLineItems [Line Items]
Market risk hedge futures curve value	4,900,444
Market risk hedge futures reference value	4,818,641
Market risk hedge futures market value adjustment	(3,367)
Market risk hedge futures fair value	4,897,077
Market risk hedge pre futures reference value	451,070
Market risk hedge pre futures curve value	457,073
Market risk hedge pre futures market value adjustment	416
Market risk hedge pre futures fair value	R$ 457,489